DEFERRED TAX	12 Months Ended
Dec. 31, 2025
Disclosure Of Deferred Tax [Abstract]
DEFERRED TAX
18. DEFERRED TAX
Deferred tax assets and liabilities are offset when they relate to the same fiscal authority, and there is a legally enforceable right to offset current tax assets against current tax liabilities.

Deferred tax assets and liabilities are presented on a gross basis in the consolidated statement of financial position for amounts attributable to different tax jurisdictions which cannot be offset. Deferred tax assets and liabilities are presented net on a consolidated basis within a tax jurisdiction when there is a legally enforceable right to fiscal consolidation. As at December 31, 2025, deferred tax is presented on a gross basis in the consolidated statement of financial position as it is related to different tax jurisdictions and not eligible for offset.
The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	As At December 31,
	2025	2024
Deferred tax asset	4,906	6,418
Deferred tax liability	(6,222)	(2,258)
Deferred tax (liability) asset, net	(1,316)	4,160
The change in the deferred income tax account is as follows:

	As of December 31
	2025	2024
Deferred tax, net at the beginning of the year	4,160	5,126
Business combination (Note 5)	(13,475)	—
Credited (charged) to the profit or loss (Note 23)	7,309	(588)
Charged to the other comprehensive income (Note 23)	(19)	—
Translation differences	709	(378)
Deferred tax, net at the end of the year	(1,316)	4,160
Deferred taxes are calculated on temporary differences under the liability method using the principal tax rate within the relevant jurisdiction. The balance is comprised of the following:

	As At December 31,
	2025	2024
Intangible assets - deferred tax assets	2,406	4,615
Intangible assets - deferred tax liability	(13,159)	(3,212)
Trading losses and other allowances	9,437	2,757
Net deferred tax (liabilities) assets	(1,316)	4,160

At December 31, 2025, the Group had unutilized trading losses and other allowances of $68,810 of which $9,884 were not recognized based on management’s performance projections for 2026 – 2030 and the related ability to utilize the tax losses and other allowances resulting in a recognition of a deferred tax asset of $9,039.

At December 31, 2025, the Group had unutilized capital allowances of $21,659 related to intangible assets, the balance was recognized in full based on management’s performance projections for 2026 – 2030 and related ability to utilize capital allowance resulting in a recognition of a deferred tax asset of $2,406.

During the year ended December 31, 2025, a net deferred tax liability of $13,475 was recognized as part of the business combination accounting for the OddsJam Acquisition (Note 5). This primarily related to a deferred tax liability on intangible assets of $14,845 partly offset by a deferred tax asset on losses and other deductible temporary differences of $1,370.

At December 31, 2025, deferred tax liability amounted to $13,159, relating to intangible assets acquired as part of the OddsJam Acquisition ($10,253) and Roto Sports acquisition ($2,906).

At December 31, 2025 and December 31, 2024 the Group had a deferred tax asset of $398 and $261, respectively, related to expected future tax refunds.

At December 31, 2024, the Group had unutilized trading losses and other allowances of $59,755 of which $24,861 were not recognized based on management’s performance projections for 2025 – 2029 and the related ability to utilize the tax losses and other allowances resulting in a recognition of a deferred tax asset of $2,757.

At December 31, 2024, the Group had net unutilized capital allowances of $36,909 related to intangible assets, the balance was recognized in full based on management’s performance projections for 2025 – 2029 and related ability to utilize capital allowance resulting in a recognition of a deferred tax asset of $4,615.

At December 31, 2024, deferred tax liability amounted to $3,212 and related to intangible assets acquired as a part of Roto Sports acquisition.